Earnings Per Share - Summary of Reconciliation from Basic to Diluted Earnings Per Share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Basic earnings per share (ordinary shares of 25p each), Earnings	£ 6,617	£ 6,789	£ 6,400
Diluted earnings per share, Earnings	£ 6,617	£ 6,789	£ 6,400
Basic earnings per share (ordinary shares of 25p each), Weighted average number of shares (in shares)	2,256	2,287	2,286
Share options, Weighted average number of shares (in shares)	11	10	9
Diluted earnings per share, Weighted average number of shares (in shares)	2,267	2,297	2,295
Basic earnings per share (in GBP per share)	£ 2.933	£ 2.969	£ 2.800
Share options (in GBP pence per share)	(0.014)	(0.013)	(0.011)
Diluted earnings per share (in GBP per share)	2.919	£ 2.956	£ 2.789
Price per ordinary shares (in GBP pence per share)	£ 0.25